Financial Instruments (Impact from Foreign Exchange Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ (136)	$ 88
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(25)	31
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	$ (35.0)